Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income	$ 12,312	$ 9,238
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	348	337
Provision for loan losses	3,250	2,700
Bank owned life insurance income	(359)	(363)
Supplemental executive retirement plan expense	0	33
Gain on sale of SBA loans	(5,040)	(2,225)
SBA loans originated for sale	(34,538)	(29,471)
Proceeds from sale of SBA loans originated for sale	48,714	20,122
Loss/Gain on sale & write down of other real estate owned, net	596	662
Contribution of OREO property	22	0
Provision for OREO	1,493	2,417
Net accretion of purchase premiums and discounts on securities	9	(135)
Net gain from sales and write-downs of investment securities	(178)	(251)
Deferred income tax benefit	1,789	(126)
Other than temporary decline in value of investments	0	955
Changes in operating assets and liabilities:
Decrease in accrued interest receivable and other assets	(2,930)	334
Increase in accrued interest payable and other accrued liabilities	1,041	1,164
Net cash provided by operating activities	26,530	5,391
Cash Flows from Investing Activities
Purchases of investment securities available for sale	0	(22,026)
Redemptions/purchases of restricted stock	466	(1,395)
Proceeds from sale and call of securities available for sale	3,974	1,508
Proceeds from maturities and principal payments on mortgage backed securities	4,311	4,178
Proceeds from sale of other real estate owned	11,851	4,223
Advances on other real estate owned	(186)	(252)
Net increase in loans	(68,084)	(37,808)
Purchases of bank premises and equipment	(118)	(113)
Net cash used in investing activities	(47,786)	(51,685)
Cash Flows from Financing Activities
Cash payment of dividends	(1,575)	(816)
Cash payment of fractional shares on 10% stock dividend	0	(2)
Minority interest capital withdrawal, net	(1,942)	(1,325)
Proceeds from exercise of stock options and warrants	114	290
Redemption from sale of TARP warrants	0	(1,650)
Proceeds from the issuance of Series B preferred stock, net	0	18,539
Repurchase of Series A preferred stock	0	(14,340)
Net decrease in other borrowed funds	0	(10,000)
Net (decrease) increase in FHLBNY and short term borrowings	(5,928)	34,832
Net increase in noninterest-bearing deposits	6,567	5,644
Net increase (decrease) in interest-bearing deposits	14,597	(16,083)
Net cash provided by financing activities	11,833	15,089
Decrease in cash and cash equivalents	(9,423)	(31,205)
Cash and Cash Equivalents, January 1,	45,661	76,866
Cash and Cash Equivalents, December 31,	36,238	45,661
Cash paid during the year for:
Interest on deposits and borrowed funds	5,557	5,909
Income taxes	5,300	4,795
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 5,797	$ 9,903